Shareholder's Equity, Convertible Preferred Stock (FY) (Details) - USD ($)									3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2018	Nov. 27, 2017	Apr. 24, 2017	Jan. 10, 2017	Nov. 03, 2016	Oct. 30, 2016	Jul. 26, 2016	Jul. 20, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock and Warrants					$ 3,600,000	$ 3,800,000		$ 3,500,000
Net proceeds from issuance of convertible preferred stock		$ 16,200,000	$ 8,000,000
Preferred stock, shares outstanding (in shares)										0		0	0
Temporary equity												$ 0	$ 485,000
Net deemed dividend									$ 0		$ (2,851,000)	$ (11,590,000)	$ (1,900,000)
Common stock, shares issued (in shares)										505,315		271,357	2,801
Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock (in shares)			22,858
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)							3,468
Number of preferred shares converted to common stock (in shares)							440
Conversion price (in dollars per share)							$ 7,896
Proceed from issuance of preferred stock							$ 1,600,000
Series B-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)						2,227.2						0	1,824.4
Number of preferred shares converted to common stock (in shares)												1,276	282
Conversion price (in dollars per share)						$ 1,428
Number of convertible preferred shares converted (in shares)													402.8
Proceed from issuance of preferred stock						$ 1,600,000
Preferred stock, shares outstanding (in shares)												0	1,824.4
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					2,900							0	2,900
Number of preferred shares converted to common stock (in shares)													0
Conversion price (in dollars per share)					$ 1,428
Preferred stock, shares outstanding (in shares)												0	2,900
Beneficial conversion amount				$ 1,300,000
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock and Warrants				$ 200,000
Preferred stock, shares issued (in shares)				200
Number of preferred shares converted to common stock (in shares)													0
Conversion price (in dollars per share)				$ 102	$ 1,428
Temporary stock, shares issued (in shares)					700							0	700
Beneficial conversion amount				$ 500,000
Temporary stock, shares outstanding (in shares)												0	700
Temporary equity													$ 485,000
Series C and D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock and Warrants					$ 3,600,000
Number of preferred shares converted to common stock (in shares)												3,979
Preferred stock, shares outstanding (in shares)										0		0
Series B and B-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)										0		0
Net deemed dividend												$ (1,900,000)	$ (1,900,000)
Series B, C And D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of placement fee offered in cash										6.00%		6.00%
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			6,400									6,400
Number of preferred shares converted to common stock (in shares)												22,858
Proceed from issuance of preferred stock			$ 9,200,000
Net proceeds from issuance of convertible preferred stock			8,000,000
Preferred stock, shares outstanding (in shares)										0		0
Beneficial conversion amount			$ 1,000,000									$ 1,000,000
Percentage of placement fee offered in cash												9.00%
Net deemed dividend											$ 1,000,000	$ (1,000,000)
Common stock, shares issued (in shares)												10,000
Series E Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock (in shares)			32,858									45,715
Warrants issued to the placement agent (in shares)										0		0
Class A Units [Member]
Class of Stock [Line Items]
Public offering price (in dollars per share)												$ 280.00
Number of common stock (in shares)												1
Class A Units [Member] | Warrants [Member]
Class of Stock [Line Items]
Number of preferred shares converted to common stock (in shares)												1
Term of warrants												5 years
Number of warrants (in shares)												1
Exercise price of warrants (in dollars per share)												$ 308
Class B Units [Member]
Class of Stock [Line Items]
Number of preferred shares converted to common stock (in shares)												4
Public offering price (in dollars per share)												$ 1,000
Number of preferred stock per unit (in shares)												1
Class B Units [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock (in shares)												4
Exercise price of warrants (in dollars per share)												$ 308
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		18,000								565		3,780	0
Number of preferred shares converted to common stock (in shares)	34	286,714								278,515		226,235
Conversion price (in dollars per share)	$ 29.68	$ 63.00
Number of convertible preferred shares converted (in shares)										17,435		14,220
Proceed from issuance of preferred stock		$ 18,000,000
Net proceeds from issuance of convertible preferred stock		16,200,000
Preferred stock, shares outstanding (in shares)										565		3,780	0
Beneficial conversion amount		$ 8,700,000
Percentage of placement fee offered in cash												8.00%
Net deemed dividend												$ (8,700,000)
Series F Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock (in shares)		573,310
Warrants issued to the placement agent (in shares)										0		0
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock [Line Items]
Number of preferred shares converted to common stock (in shares)		34
Exercise price of warrants (in dollars per share)		$ 29.68
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock [Line Items]
Number of preferred shares converted to common stock (in shares)		34
Exercise price of warrants (in dollars per share)		$ 29.68